                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000

Check here if Amendment / /; Amendment Number:    N/A
This Amendment (Check only one.):  / / is a restatement.
                                   / / adds new holdings
                                       entries.

Institutional Investment Manager Filing this Report:

Name:          Kenneth P. Pearlman
Address:       c/o The Millburn Corporation
               1270 Avenue of the Americas
               New York, New York  10020

Form 13F File Number:    28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kenneth P. Pearlman
Title:         Principal of ShareInVest Research L.P.
Phone:         212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman       New York, New York       August 9, 2000

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      $118,539
                                             (thousands)

List of Other Included Managers:   None

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                                            FORM 13F INFORMATION TABLE

         COLUMN 1                     COLUMN 2        COLUMN 3    COLUMN 4              COLUMN 5
         --------                     --------        --------    --------    -------------------------
                                                                   VALUE      SHRS OR      SH/     PUT/
     NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT      PRN     CALL
     --------------                --------------      -----      --------    -------      ---     ----
ALLTEL CORP                             COM          020039103        929      15,000      SH
AMERICAN AXLE & MFG HLDGS INC           COM          024061103      4,141     291,900      SH
AMERICAN EAGLE OUTFITTERS NEW           COM          02553E106      3,730     266,400      SH
AMES DEPT STORES INC                  COM NEW        030789507        171      22,000      SH
BARNETT INC                             COM          068062108        801      78,100      SH
BEST BUY INC                            COM          086516101      1,265      20,000      SH
BOYDS COLLECTION LTD                    COM          103354106      1,301     153,000      SH
BUSH IND INC                           CL A          123164105      1,398      87,400      SH
C H ROBINSON WORLDWIDE INC              COM          12541W100          5         100      SH
CIRCUIT CITY STORE INC             CRCT CITY GRP     172737108      4,812     145,000      SH
COX RADIO INC                          CL A          224051102         14         500      SH
ETHAN ALLEN INTERIORS INC               COM          297602104      1,256      52,350      SH
EXTENDED STAY AMER INC                  COM          30224P101        785      82,887      SH
FORWARD AIR CORP                        COM          349853101      2,150      53,750      SH
GLOBAL MARINE INC                       COM          379352404      1,128      40,000      SH
GOOD GUYS INC                           COM          382091106      1,450     400,000      SH
HEARTLAND EXPRESS INC                   COM          422347104        289      17,325      SH
KENDLE INTERNATIONAL INC                COM          48880L107        748      95,000      SH
KNIGHT TRANSN INC                       COM          499064103      1,354      93,000      SH
KOHLS CORP                              COM          500255104     14,685     264,000      SH
LOWES COS INC                           COM          548661107      1,725      42,000      SH
MAXIM INTEGRATED PRODS INC              COM          57772K101      7,650     112,600      SH
MAZEL STORES INC                        COM          578792103        894     106,800      SH
MEDTRONIC INC                           COM          585055106      5,420     108,800      SH

         COLUMN 1                     COLUMN 6      COLUMN 7                   COLUMN 8
         --------                     --------      --------          ------------------------
                                     INVESTMENT      OTHER                VOTING AUTHORITY
     NAME OF ISSUER                  DISCRETION     MANAGERS          SOLE      SHARED    NONE
     --------------                  ----------     --------          ----      ------    ----
ALLTEL CORP                             Sole          N/A              929
AMERICAN AXLE & MFG HLDGS INC           Sole          N/A            4,141
AMERICAN EAGLE OUTFITTERS NEW           Sole          N/A            3,730
AMES DEPT STORES INC                    Sole          N/A              171
BARNETT INC                             Sole          N/A              801
BEST BUY INC                            Sole          N/A            1,265
BOYDS COLLECTION LTD                    Sole          N/A            1,301
BUSH IND INC                            Sole          N/A            1,398
C H ROBINSON WORLDWIDE INC              Sole          N/A                5
CIRCUIT CITY STORE INC                  Sole          N/A            4,812
COX RADIO INC                           Sole          N/A               14
ETHAN ALLEN INTERIORS INC               Sole          N/A            1,256
EXTENDED STAY AMER INC                  Sole          N/A              785
FORWARD AIR CORP                        Sole          N/A            2,150
GLOBAL MARINE INC                       Sole          N/A            1,128
GOOD GUYS INC                           Sole          N/A            1,450
HEARTLAND EXPRESS INC                   Sole          N/A              289
KENDLE INTERNATIONAL INC                Sole          N/A              748
KNIGHT TRANSN INC                       Sole          N/A            1,354
KOHLS CORP                              Sole          N/A           14,685
LOWES COS INC                           Sole          N/A            1,725
MAXIM INTEGRATED PRODS INC              Sole          N/A            7,650
MAZEL STORES INC                        Sole          N/A              894
MEDTRONIC INC                           Sole          N/A            5,420

         COLUMN 1                     COLUMN 2        COLUMN 3    COLUMN 4              COLUMN 5
         --------                     --------        --------    --------    -------------------------
                                                                   VALUE      SHRS OR      SH/     PUT/
     NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X$1000)    PRN AMT      PRN     CALL
     --------------                --------------      -----      --------    -------      ---     ----
NEXTEL COMMUNICATIONS INC              CL A          65332V103      8,273     135,200      SH
O CHARLEYS INC                          COM          670823103        429      31,500      SH
OSCA INC                               CL A          687336106          8         500      SH
OUTBACK STEAKHOUSE INC                  COM          689899102      2,925     100,000      SH
PINNACLE HLDGS INC                      COM          72346N101      5,400     100,000      SH
PROFESSIONAL STAFF PLC             SPONSORED ADR     74315R105        774     171,900      SH
RARE HOSPITALITY INTL INC               COM          753820109      4,153     147,000      SH
RYANAIR HLDGS PLC                  SPONSORED ADR     783513104      2,409      66,000      SH
SANTA FE INTL CORP                      ORD          G7805C108         70       2,000      SH
SCIENTIFIC ATLANTA INC                  COM          808655104      2,980      40,000      SH
SHAW GROUP INC                          COM          820280105      2,121      45,000      SH
SHOPKO STORES INC                       COM          824911101        610      39,700      SH
SONIC CORP                              COM          835451105      2,315      78,825      SH
STAPLES INC                             COM          855030102      3,507     228,097      SH
SUBURBAN LODGES AMER INC                COM          864444104      1,021     179,600      SH
SUPERTEX INC                            COM          868532102      2,196      43,700      SH
TARGET CORP                             COM          87612E106      2,320      40,000      SH
TIDEWATER INC                           COM          886423102        540      15,000      SH
TITAN PHARMACEUTICALS INC DEL           COM          888314101      1,217      28,300      SH
TWEETER HOME ENTMT GROUP INC            COM          901167106     11,239     370,000      SH
VOICESTREAM WIRELESS CORP               COM          928615103      5,931      51,000      SH

                         TOTAL                                    118,539

         COLUMN 1                     COLUMN 6      COLUMN 7                   COLUMN 8
         --------                     --------      --------          ------------------------
                                     INVESTMENT      OTHER                VOTING AUTHORITY
     NAME OF ISSUER                  DISCRETION     MANAGERS          SOLE      SHARED    NONE
     --------------                  ----------     --------          ----      ------    ----
NEXTEL COMMUNICATIONS INC               Sole          N/A            8,273
O CHARLEYS INC                          Sole          N/A              429
OSCA INC                                Sole          N/A                8
OUTBACK STEAKHOUSE INC                  Sole          N/A            2,925
PINNACLE HLDGS INC                      Sole          N/A            5,400
PROFESSIONAL STAFF PLC                  Sole          N/A              774
RARE HOSPITALITY INTL INC               Sole          N/A            4,153
RYANAIR HLDGS PLC                       Sole          N/A            2,409
SANTA FE INTL CORP                      Sole          N/A               70
SCIENTIFIC ATLANTA INC                  Sole          N/A            2,980
SHAW GROUP INC                          Sole          N/A            2,121
SHOPKO STORES INC                       Sole          N/A              610
SONIC CORP                              Sole          N/A            2,315
STAPLES INC                             Sole          N/A            3,507
SUBURBAN LODGES AMER INC                Sole          N/A            1,021
SUPERTEX INC                            Sole          N/A            2,196
TARGET CORP                             Sole          N/A            2,320
TIDEWATER INC                           Sole          N/A              540
TITAN PHARMACEUTICALS INC DEL           Sole          N/A            1,217
TWEETER HOME ENTMT GROUP INC            Sole          N/A           11,239
VOICESTREAM WIRELESS CORP               Sole          N/A            5,931